Related-Party Transactions - Compensation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supervisory Board
Transactions between the Company and related parties
Short term employee benefits	€ 252,000	€ 288,000	€ 287,000
Share-based payment	217,000	438,000	204,000
Total compensation	469,000	726,000	491,000
Mr. Dinko Valerio
Transactions between the Company and related parties
Short term employee benefits	36,000	36,000	36,000
Share-based payment	69,000	87,000	52,000
Total compensation	105,000	123,000	88,000
Mr. Henri Termeer
Transactions between the Company and related parties
Short term employee benefits		28,000	31,000
Share-based payment		160,000	51,000
Total compensation		188,000	82,000
Mr. Antoine Papiernik
Transactions between the Company and related parties
Short term employee benefits	72,000	76,000	78,000
Total compensation	72,000	76,000	78,000
Ms. Alison Lawton
Transactions between the Company and related parties
Short term employee benefits	31,000	31,000	31,000
Share-based payment	75,000	99,000	74,000
Total compensation	106,000	130,000	105,000
Mr. Paul Baart
Transactions between the Company and related parties
Short term employee benefits	80,000	84,000	82,000
Total compensation	80,000	84,000	82,000
Mr. James Shannon
Transactions between the Company and related parties
Short term employee benefits	33,000	33,000	29,000
Share-based payment	73,000	92,000	27,000
Total compensation	106,000	125,000	56,000
Key management personnel
Transactions between the Company and related parties
Short term employee benefits	3,261,000	2,700,000	1,795,000
Post-employment benefits	89,000	89,000	68,000
Share-based payment	2,131,000	2,307,000	1,175,000
Total compensation	5,481,000	5,096,000	3,038,000
Management Board
Transactions between the Company and related parties
Short term employee benefits	1,535,000	981,000	775,000
Post-employment benefits	25,000	23,000	20,000
Share-based payment	1,132,000	883,000	556,000
Total compensation	2,692,000	1,887,000	1,351,000
Mr. D.A. de Boer
Transactions between the Company and related parties
Short term employee benefits	726,000	570,000	429,000
Post-employment benefits	9,000	8,000	7,000
Share-based payment	668,000	622,000	391,000
Total compensation	1,403,000	1,200,000	827,000
Mr. R.K. Beukema
Transactions between the Company and related parties
Short term employee benefits	809,000	411,000	346,000
Post-employment benefits	16,000	15,000	13,000
Share-based payment	464,000	261,000	165,000
Total compensation	1,289,000	687,000	524,000
Senior Management
Transactions between the Company and related parties
Short term employee benefits	1,726,000	1,719,000	1,020,000
Post-employment benefits	64,000	66,000	48,000
Share-based payment	999,000	1,424,000	619,000
Total compensation	€ 2,789,000	€ 3,209,000	€ 1,687,000